INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 6,928	$ 4,525
Increase (decrease) related to prior year tax positions, net	(590)	1,285
Increase related to current year tax positions, net	3,062	1,118
Balance at the end of the year	$ 9,400	$ 6,928